Related party transactions	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Related party transactions [Line Items]
Related party transactions

Note 16 — Related party transactions

The Company received consulting services from 2Predict, Inc., a firm where a Volta officer is co-founder and CEO, and recognized consulting service expenses of $0.2 million and $0.3 million for the three and six months ended June 30, 2020, respectively, in selling, general and administrative in the consolidated statements of operations and comprehensive loss. As of December 31, 2020, the Company maintained a balance of $0.1 million in accounts payable — due to related party for the consulting services received. As of June 30, 2021 the Company had no balance in accounts payable — due to related party for consulting services received.

The Company issued a total of $9.5 million in convertible notes for the six months ended June 30, 2020, of which $6.5 million was issued to Activate Capital Partners, LP, an entity where a Volta Board member is partner and co-founder, Virgo Hermes, LLC, an entity where a Volta Board member is a partner, and Energize Ventures, LLC. From June 30, 2020 through December 31, 2020, the Company issued a total of $20.7 million in convertible notes (see Note 8 — Debt facilities), of which $3.3 million was issued to Virgo Hermes LLC, Activate Capital Partners, LP, Bauer Family Investments, an entity where the President is a managing member, and the CFO. As of December 31, 2020, the total $9.8 million convertible notes issued to related parties had been converted into 2,721,956 shares of Series D-1 Preferred Stock at a conversion price of $3.77 per share for total proceeds of $10.3 million. These shares were issued, collectively, to Activate Capital Partners, LP, Virgo Hermes, LLC, and Energize Ventures, LLC, the CFO, and Bauer Family Investments.

From June 30, 2020 through December 31, 2020, the Company issued 9,374,786 shares of Series D Preferred Stock, of which 169,485 shares were to 19York Ventures, which is an entity founded by a Volta Board member, Activate Capital Partners, LP and Energize Ventures, LLC at $7.38 per share for total proceeds of $1.3 million. As of June 30, 2021, the Company issued 3,891,256 shares of Series D Preferred Stock (see Note 10 — Redeemable convertible preferred stock), of which 2,032,271 shares were to 19York Ventures and Energize Ventures, LLC at $7.38 per share for total proceeds of $15.0 million.

During the six months ended June 30, 2020 and as of December 31, 2020, in connection with Series D issuance (see Note 9 — Warrants), the Company issued 381,679 Class B Common Stock warrants for a total value of $0.3 million to Energize Ventures, LLC and 150,000 Class B Common Stock warrants for a total value of $0.5 million to Activate Capital Partners, LP for the consulting services provided during the fundraising.

All of the principal related to partial recourse promissory notes issued by the Company as of December 31, 2020 was used to exercise options for 9,271,877 shares of the Company’s Common Stock. The aggregate principal amount of promissory notes includes $9.0 million and $0.7 million for taxes relating to 83(b) elections paid on the employees’ behalf and was recognized as notes receivable — employee on the consolidated balance sheet as of June 30, 2021 and December 31, 2020, respectively (see Note 11 - Stockholders’ deficit and stock-based compensation).

As of the six months ended June 30, 2021, the Company entered into promissory note agreements with related parties where the Company loaned $8.3 million at an interest rate of 3.25%. The entire unpaid principal and interest balances on the total amount of the notes are due in February 2025, and 3,407,015 shares of issued and outstanding Class B Common Stock are pledged as collateral by the related parties for these promissory notes. The Company recognized $0.4 million for the portion of the partial recourse promissory note issued in December 2016 corresponding to the unsold shares of Class B Common Stock in notes receivable — employee on the consolidated balance sheets.

For the six months ended June 30, 2021, the Company issued 6,826,656 shares of Class B Common Stock, which includes 5,700,000 shares of restricted stock awards that were issued to the CEO and President and became fully vested upon issuance.

During the six months ended June 30, 2021, Activate Capital Partners, LP exercised 150,000 shares of its Class B Common Stock Warrants at an exercise price of $0.01 per share for a total amount of $1.5 thousand.

Note 16 — Related party transactions

During the years ended December 31, 2020 and 2019, the Company received consulting services from 2Predict, Inc., a firm where a Volta officer is co-founder and CEO, and Energize Ventures, LLC, an entity where a Volta Board member is a managing partner. During the years ended December 31, 2020 and 2019, the Company recognized consulting service expenses provided by 2Predict, Inc. and Energize Ventures, LLC, of $0.6 million and $0.3 million in selling, general and administrative in the consolidated statements of operations and comprehensive loss, and maintained $0.1 million and $47.9 thousand in accounts payable — due to related party for the consulting services received as of December 31, 2020 and 2019, respectively.

The Company issued a total of $30.2 million in convertible notes during the year ended December 31, 2020 (see Note 7 — Debt facilities), of which $0.1 million was issued to the CFO, $0.2 million was issued to Bauer Family Investments, an entity where the President is a managing member, $9.5 million was issued to Activate Capital Partners, LP, an entity where a Volta Board member is partner and co-founder, Virgo Hermes, LLC, an entity where a Volta Board member is a partner, and Energize Ventures, LLC. As of December 31, 2020, the total $9.8 million convertible notes issued to related parties had been converted into 2,721,956 shares of Series D-1 Preferred Stock at a conversion price of $3.77 per share where 27,142 shares were issued to the CFO, 54,249 shares were issued to Bauer Family Investments, and 2,640,565 shares were issued, collectively, to Activate Capital Partners, LP, Virgo Hermes, LLC, and Energize Ventures, LLC.

During the year ended December 31, 2020, the Company issued 9,374,786 shares of Series D Preferred Stock (see Note 9 — Redeemable convertible preferred stock), of which 169,485 shares were to 19York Ventures, which is an entity founded by a Volta Board member, Activate Capital Partners, LP and Energize Ventures, LLC at $7.38 per share for total proceeds of $1.3 million.

During the year ended December 31, 2020, in connection with Series D issuance (see Note 8 — Warrants), the Company issued 531,679 Class B Common Stock warrants for a total value of $0.7 million to Energize Ventures, LLC and Activate Capital Partners LP for the consulting services provided during the fundraising.

During the year ended December 31, 2020, the CEO and the President of the Company transferred and sold fully vested 855,688 shares of Class B Common Stock to 19York Ventures and EV Volta SPV, LLC, an entity where a Volta Board member is a managing partner, at a price of $7.01 per share. The Company recognized $3.4 million for the difference between the purchase price and the fair value of $3.06 as of December 31, 2020 for the shares sold and transferred in selling, general and administrative in the consolidated statements of operations and comprehensive loss. The Company also recognized $0.4 million for the portion of the partial recourse promissory note issued in December 2016 corresponding to the sold shares in notes receivable — employee on the consolidated balance sheets.

During the year ended December 31, 2020, the Company issued partial recourse promissory notes (see Note 10 — Stockholders’ equity and stock-based compensation) to executives of the Company for an aggregate principal amount of $9.2 million with an interest rate of 3.25% per annum. All of the principal was used to exercise options for 9,271,877 shares of the Company’s Common Stock. The aggregate principal amount of promissory notes includes $0.7 million for taxes relating to 83(b) elections paid on the employees’ behalf and was recognized as notes receivable — employee on the consolidated balance sheet as of December 31, 2020.

Tortoise Acquisition Corp. II [Member]
Related party transactions [Line Items]
Related party transactions

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On July 29, 2020, the Sponsor paid an aggregate of $25,000 for certain expenses on behalf of the Company in exchange for issuance of 7,187,500 Founder Shares. In September 2020, the Company effected a share capitalization of 1,437,500 Founder Shares, resulting in the Sponsor holding an aggregate of 8,625,000 Founder Shares. All shares and associated amounts have been retroactively restated to reflect the share capitalization. The holders of the Founder Shares agreed to forfeit up to an aggregate of 1,125,000 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional units is not exercised in full by the underwriters, so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The over-allotment option was exercised in full on September 11, 2020; thus, these shares are no longer subject to forfeiture.

The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (a) one year after the completion of the Initial Business Combination and (b) subsequent to the Initial Business Combination, (i) if the last reported sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the consummation of the Initial Business Combination, and (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Private Placement

Simultaneously with the closing of the Initial Public Offering, the Company completed the private sale of 5,933,333 Private Placement Warrants at a price of $1.50 per Private Placement Warrant to TortoiseEcofin Borrower, generating gross proceeds to the Company of approximately $8.9 million.

Each Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete an Initial Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable for cash and exercisable on a cashless basis so long as they are held by TortoiseEcofin Borrower or its permitted transferees.

TortoiseEcofin Borrower and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Initial Business Combination.

Related Party Loans

On July 29, 2020, the Sponsor agreed to loan the Company up to $600,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing, unsecured and due upon the closing of the Initial Public Offering. The Company borrowed approximately $181,000 under the Note and repaid the Note in full on September 21, 2020.

In addition, in order to finance transaction costs in connection with an Initial Business Combination, the Sponsor, certain of the Company’s officers and directors or any of their respective affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes an Initial Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that an Initial Business Combination is not completed within the Combination Period, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of an Initial Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post-combination company at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2020, the Company had no borrowings under the Working Capital Loans.

Administrative Services Agreement

Pursuant an Administrative Services Agreement between the Company and Tortoise Capital Advisors, L.L.C. (“Tortoise Capital Advisors”), dated September 10, 2020 (the “Administrative Services Agreement”), the Company agreed to pay Tortoise Capital Advisors a total of $10,000 per month for office space, utilities and administrative support. Upon completion of the Initial Business Combination or the Company’s liquidation, the agreement will terminate. During the period from July 24, 2020 (inception) through December 31, 2020, the Company incurred $36,667 in expenses for these services, which is included in administrative expenses – related party on the accompanying statement of operations. No amount was due as of December 31, 2020.

In addition, the Sponsor, the Company’s officers and directors or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential partner businesses and performing due diligence on a suitable Initial Business Combination. The Company’s audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, the Company’s officers or directors or any affiliates of the Company or the Company’s officers or directors. Any such payments prior to an Initial Business Combination will be made using funds held outside the Trust Account.

NOTE 4. RELATED PARTY TRANSACTIONS

Founder Shares

On July 29, 2020, the Sponsor paid an aggregate of $25,000 for certain expenses on behalf of the Company in exchange for issuance of 7,187,500 Founder Shares. In September 2020, the Company effected a share capitalization of 1,437,500 Founder Shares, resulting in the Sponsor holding an aggregate of 8,625,000 Founder Shares. All shares and associated amounts have been retroactively restated to reflect the share capitalization. The holders of the Founder Shares agreed to forfeit up to an aggregate of 1,125,000 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional units is not exercised in full by the underwriters, so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The over-allotment option was exercised in full on September 11, 2020; thus, these shares are no longer subject to forfeiture.

The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (a) one year after the completion of the Initial Business Combination and (b) subsequent to the Initial Business Combination, (i) if the last reported sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the consummation of the Initial Business Combination, and (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Private Placement

Simultaneously with the closing of the Initial Public Offering, the Company completed the private sale of 5,933,333 Private Placement Warrants at a price of $1.50 per Private Placement Warrant to TortoiseEcofin Borrower, generating gross proceeds to the Company of approximately $8.9 million.

Each Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete an Initial Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable for cash and exercisable on a cashless basis so long as they are held by TortoiseEcofin Borrower or its permitted transferees.

TortoiseEcofin Borrower and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Initial Business Combination.

Related Party Loans

On July 29, 2020, the Sponsor agreed to loan the Company up to $600,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing, unsecured and due upon the closing of the Initial Public Offering. The Company borrowed approximately $181,000 under the Note and repaid the Note in full on September 21, 2020.

In addition, in order to finance transaction costs in connection with an Initial Business Combination, the Sponsor, certain of the Company’s officers and directors or any of their respective affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes an Initial Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that an Initial Business Combination is not completed within the Combination Period, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of an Initial Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post-combination company at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2020, the Company had no outstanding Working Capital Loans. On May 10, 2021, TortoiseEcofin Borrower entered into the May 2021 Promissory Note with the Company. As of June 30, 2021, the Company has borrowed $600,000 of Working Capital Loans pursuant thereto. Pursuant to the Business Combination Agreement, the Company agreed that it would not convert the indebtedness outstanding thereunder into warrants.

Administrative Services Agreement

Pursuant to an Administrative Services Agreement between the Company and Tortoise Capital Advisors, L.L.C. (“Tortoise Capital Advisors”), dated September 10, 2020 (the “Administrative Services Agreement”), the Company agreed to pay Tortoise Capital Advisors a total of $10,000 per month for office space, utilities and administrative support. Upon completion of the Initial Business Combination or the Company’s liquidation, the agreement will terminate. During the three and six months ended June 30, 2021, the Company incurred $30,000 and $60,000 in expenses for these services, which is included in administrative expenses — related party on the accompanying unaudited condensed consolidated statement of operations. No amount was due as of June 30, 2021 and December 31, 2020.

In addition, the Sponsor, the Company’s officers and directors or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential partner businesses and performing due diligence on a suitable Initial Business Combination. The Company’s audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, the Company’s officers or directors or any affiliates of the Company or the Company’s officers or directors. Any such payments prior to an Initial Business Combination will be made using funds held outside the Trust Account.